Capital Management (Tables)	12 Months Ended
Mar. 31, 2020
Capital Management [Abstract]
Summary of Short-term Investment

The Corporation’s short-term investment as at March 31, 2020 and 2019 are as follows:

			March 31,			March 31,
			2020			2019
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Short-term investment	April 28, 2020	1.40%	36,000	Dec. 11, 2019	1.40%	48,000